SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 303	$ 2	$ 665	$ 387
Estimated useful life	7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 106
Development costs			317
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 182
Development costs			221
Related Development Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Development costs			$ 180